Premises, Equipment and Leasehold Improvements (Depreciation and Amortization Expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Depreciation	$ 683	$ 643	$ 618
Amortization	46	40	30
Total depreciation And amortization	$ 729	$ 683	$ 648